INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about components of deferred income tax expense [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Origination and reversal of temporary differences	$(37,875)	$1,987
Change in tax rate and rate differences	421	281
Change in unrecognized temporary differences	27,245	1,349
Prior period adjustments	(262)	12
Total income tax (recovery) expense	$(10,471)	$3,629

Disclosure of detailed information about reconciliation of income tax expense [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Income (loss) from continuing operations before income taxes	$(146,628)	$(5,875)
Statutory income tax rate	29.0%	29.0%

Tax calculated at statutory rate	(42,522)	(1,704)
Non-deductible (non-taxable) items	2,643	3,742
Difference between current and future tax rates	421	281
Benefit of deductible temporary differences not recognized	27,245	1,349
Effect of tax rates in other jurisdictions	2,016	—
Other	(274)	(39)
Income tax (recovery) expense per financial statements	$(10,471)	$3,629

Disclosure of detailed information about recognized deferred tax assets and liabilities [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Deferred tax assets are attributable to the following:
Non-capital losses	$6,670	$10,708
Lease liabilities	1,038	—
Deferred tax assets	7,708	10,708
Set-off of tax	(7,708)	(10,708)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:

Long-term assets	$(961)	$(4,983)
Biological assets	(170)	(961)
Inventories	(5,367)	(15,200)
Right-of-use lease assets	(1,096)	—
Other	(114)	(35)
Deferred tax liabilities	(7,708)	(21,179)
Set-off of tax	7,708	10,708
Net deferred tax liability	$—	$(10,471)

Disclosure of detailed information about changes in temporary differences in net tax assets and liabilities [Table Text Block]
	NET BALANCE AT AUGUST 31, 2019	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2020

Non-capital losses	$10,708	$(4,039)	$—	$6,669
Share issuance costs	—	—	—	—
PP&E	(4,983)	4,022	—	(961)
Biological assets	(961)	791	—	(170)
Inventories	(15,200)	9,833	—	(5,367)
Lease liabilities	—	1,038	—	1,038
Right-of-use lease assets	—	(1,096)	—	(1,096)
Other	(35)	(78)	—	(113)
Net tax assets (liabilities)	$(10,471)	$10,471	$—	$—

	NET BALANCE AT AUGUST 31, 2018	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2019

Non-capital losses	$8,604	$2,723	$(619)	$10,708
Share issuance costs	1,657	—	(1,657)	—
PP&E	(1,275)	(3,708)	—	(4,983)
Biological assets	(3,307)	2,346	—	(961)
Inventories	(10,385)	(4,815)	—	(15,200)
Unsecured convertible debentures	(3,306)	(108)	3,414	—
Other	32	(67)	—	(35)
Net tax assets (liabilities)	$(7,980)	$(3,629)	$1,138	$(10,471)

Disclosure of detailed information about non-capital losses [Table Text Block]
AUGUST 31, 2020
August 31, 2035	$1,070
August 31, 2037	11,727
August 31, 2038	14,296
August 31, 2039	16,746
August 31, 2040	81,205
$125,044

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses [Table Text Block]
	AUGUST 31, 2020	AUGUST 31, 2019

Deductible temporary differences	$17,348	$12,010
Tax losses	102,183	3,809
	$119,531	$15,819